NET LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2022
NET LOSS PER SHARE
Schedule of calculation of basic and diluted net loss per share

	Years ended December 31,
	2020	2021	2022
Numerator:
Net loss attributable to ordinary shareholders	$(5,753)	$(9,666)	$(12,648)
Denominator:
Weighted average number of ordinary shares outstanding – basic and diluted	8,790,397	9,569,932	19,976,596
Net loss per share – basic and diluted	$(0.65)	$(1.01)	$(0.63)

Schedule of potentially dilutive securities that have not been included in the calculation of diluted net loss per share as their inclusion would be anti-dilutive

	Years ended December 31,
	2020	2021	2022
Convertible preferred shares	7,820,914	7,820,914	—
Outstanding share options	3,395,898	1,982,561	3,576,403
Total	11,216,812	9,803,475	3,576,403